Annual Total Returns - Class A	Jul. 31, 2020
Eaton Vance Hexavest Global Equity Fund
Prospectus [Line Items]
2013	22.05%
2014	3.68%
2015	(0.60%)
2016	11.76%
2017	14.47%
2018	(8.20%)
2019	19.65%
Eaton Vance Hexavest International Equity Fund
Prospectus [Line Items]
2013	19.12%
2014	(6.00%)
2015	(1.40%)
2016	2.98%
2017	16.63%
2018	(11.45%)
2019	16.00%